OPERATING COSTS	12 Months Ended
Dec. 31, 2019
OPERATING COSTS
OPERATING COSTS

NOTE 37 - OPERATING COSTS

	12/31/2019	12/31/2018	12/31/2017
Supply	(1,670,691)	(682,892)	(1,523,390)
Proinfa (a)	—	—	(3,072,874)
Commercialization in the CCEE	(466,806)	(637,313)	(1,156,187)
Others	(24,821)	(239,328)	(403,112)
Energy purchased for resale	(2,162,318)	(1,559,533)	(6,155,563)

Electric grid usage charges	(1,593,223)	(1,482,125)	(1,372,439)
Fuel for electric power production	(2,107,161)	(1,184,948)	(961,664)
Construction	(915,117)	(1,310,457)	(970,283)
	(6,777,819)	(5,537,063)	(9,459,949)

(a)Proinfa: Effective January 1, 2018, the Company adopted IFRS 15 and began to offset revenue against cost in PROINFA transactions, since itis an agent in the transaction.

Supply - Amounts resulting from the sale of energy in the Regulated Contracting Environment (ACR) and in the Free Contracting Environment (ACL), more details and main variations in the period are included in note 7.

Fuel for electricity production – The amounts refer mainly to the purchase of oil byproducts for electricity production and the costs incurred by subsidiary Amazonas GT with Independent Producers - PIEs, amounts that have now been recognized in 2019 after the sale of Amazonas Distribuidora.